INVESTMENT IN BELLISSIMA SPIRITS LLC (Details Narrative) - shares	Dec. 13, 2016	Mar. 31, 2020	Dec. 31, 2019	May 09, 2019	May 15, 2015
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%	51.00%	51.00%
BiVi [Member]
Ownership percentage		51.00%	51.00%		51.00%
Securities Exchange Agreement [Member]
Ownership percentage				51.00%
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Conversion description	Each share of Iconic Series D Convertible Preferred Stock was convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion.
Ownership percentage	51.00%
Preferred stock, shares issued	10
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage					51.00%
Majority interest [Member] | Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Ownership percentage	51.00%
Majority interest [Member] | Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage					51.00%
Bellissima [Member] | Securities Exchange Agreement [Member]
Ownership percentage	51.00%
Bellissima [Member] | Securities Exchange Agreement [Member] | Newly designated Iconic Series D Convertible Preferred Stock [Member]
Conversion description	Each share of Iconic Series D Convertible Preferred Stock was convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion.
Business combination, consideration, shares issued or issuable	10
Richard DeCicco [Member] | Securities Exchange Agreement [Member]
Preferred stock, shares issued					1,000
Roseann Faltings [Member] | Securities Exchange Agreement [Member]
Preferred stock, shares issued	5